Income and Expenses from Fees and Commissions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Income from fees and commissions
Card services		$ 155,572	$ 144,007	$ 129,962
Investments in mutual funds and other		86,103	79,853	76,843
Collections and payments		50,343	49,362	52,657
Portfolio management		43,915	39,838	37,540
Insurance brokerage		30,163	28,036	23,258
Guarantees and letter of credit		24,485	23,183	21,858
Trading and securities management		18,741	13,666	14,701
Use of distribution channel		18,204	18,996	20,679
Financial advisory services		5,536	4,152	12,608
Lines of credit and overdrafts		5,000	5,795	13,400
Other fees earned		33,640	34,155	32,570
Total income from fees and commissions	$ 766,459	471,702	441,043	436,076
Expenses from fees and commissions
Credit card transactions		(96,872)	(98,115)	(100,231)
Fees for interbank transactions		(13,189)	(10,361)	(14,322)
Fees for securities transactions		(6,802)	(3,969)	(3,139)
Fees for collections and payments		(6,206)	(6,427)	(6,568)
Sales force fees		(213)	(408)	(1,343)
Other fees		(746)	(492)	(4,494)
Total expenses from fees and commissions	$ (201,530)	$ (124,028)	$ (119,772)	$ (130,097)